9. Borrowed Funds (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Line of credit with the FHLBB	$ 500,000	$ 500,000
Qualified collateral borrowing	116,101,167	110,950,040
Potential borrowing capacity	72,591,692	77,902,569
Letters of credit collateral deposits	15,800,000	15,950,000
Fees paid for issuance of letters of credit	41,749	44,656
Pledged loan	$ 71,345,734	$ 69,222,549
Primary credit rate	75 basis points